Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 2,287,000	$ 1,009,000
Texas Tax Credit Carryforward	18,000
Operating Loss Carryforwards	19,600,000	$ 14,500,000
Expected Adjustments To Additional Paid In Capital Tax Effect From Share Based Compensation	$ 1,900,000
Operating Loss Carryfoward Expiration	expire from 2025 through 2034
Excess Tax Benefits On Stock Options And Warrants Exercised [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Net of Valuation Allowance	$ 5,400,000